Debentures	12 Months Ended
Dec. 31, 2021
Debentures

18 Debentures

Issue date	Issuer	Series	Maturity	Annual financial charges (%)	2021	2020
Mar-2013	DAC	Single	Mar-2025	IPCA + 6%	150,013	177,009
Sep-2013	Cetrel	Single	Sep-2025	126.5% of CDI	46,905	59,106
					196,918	236,115

Current liabilities					59,088	54,436
Non-current liabilities					137,830	181,679
Total					196,918	236,115

The maturity profile of the long-term debentures is as follow:

	2021	2020

2022		53,406
2023	57,045	53,417
2024	57,096	53,443
2025	23,689	21,413
Total	137,830	181,679

The issuers entered into agreements for the fiduciary sale of credit rights, in which attached accounts are maintained to cover debt service for the three months of the installments coming due, under the terms of the instruments of assignment.